RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid to key management personnel
The following table sets forth the total compensation paid to our directors and senior managers:

	2018	2017	2016

Short-term employee benefits	33	42	37
Long-term employee benefits	—	1	—
Share-based payments	—	1	—
Termination benefits	2	1	4
Total compensation to directors and senior management *	35	45	41
*The number of directors and senior managers vary from year to year. Amounts disclosed in previous years for ‘Long-term employee benefits’ represented total nominal values of the grants covering multiple years.

Schedule of compensation paid to key management board members
The following table sets forth the total compensation paid to the key senior managers in 2018 and 2017 (gross amounts in whole euro and whole US$ equivalents):

	Ursula Burns		Jean-Yves Charlier		Trond Westlie		Andrew Davies		Kjell Johnsen		Scott Dresser
	Group CEO and Chairman(iii)		Former Group CEO (iv)		Group CFO(v)		Former Group CFO(v)		Group COO		Group General Counsel
	EUR	US$	EUR	US$	EUR	US$	EUR	US$	EUR	US$	EUR	US$
2018
Short-term employee benefits
Base salary(i)	4,602,902	5,429,871	1,902,600	2,244,426	1,500,000	1,769,494	—	—	1,425,000	1,681,019	1,233,333	1,454,917
Annual incentive(ii)	—	—	7,717,900	9,104,518	127,313	150,186	—	—	—	—	405,899	478,824
Other	104,645	123,446	489,070	576,938	21,695	25,593	—	—	70,442	83,098	927,489	1,094,124
Long-term employee benefits	—	—	—	—	—	—	—	—	—	—	—	—
Share-based payments	—	—	—	—	—	—	—	—	—	—	—	—
Termination benefits	—	—	1,340,278	1,581,076	—	—	—	—	—	—	—	—
Total gross remuneration	4,707,547	5,553,317	11,449,848	13,506,958	1,649,008	1,945,273	—	—	1,495,442	1,764,117	2,566,721	3,027,865

2017
Short-term employee benefits
Base salary(i)	—	—	2,500,000	2,819,125	375,000	422,869	1,125,000	1,268,606	—	—	925,000	1,043,076
Annual incentive(ii)	—	—	4,125,000	4,651,556	—	—	3,518,295	3,967,405	—	—	977,272	1,102,021
Other	—	—	91,916	103,649	5,400	6,089	1,284,248	1,448,182	—	—	31,186	35,166
Long-term employee benefits	—	—	—	—	—	—	—	—	—	—	—	—
Share-based payments	—	—	709,661	800,249	—	—	—	—	—	—	—	—
Termination benefits	—	—	—	—	—	—	250,000	281,912	—	—	—	—
Total gross remuneration	—	—	7,426,577	8,374,579	380,400	428,958	6,177,543	6,966,105	—	—	1,933,458	2,180,263
(i) Base salary includes holiday and/or pension allowances pursuant to the terms of an individual’s employment agreement.
(ii) Annual Incentive includes amounts paid under the short-term incentive in respect of performance during the previous year, except for amounts shown for Jean-Yves Charlier during 2018, which also Andrew Davies during 2017, which also includes amounts paid under the STI Scheme in respect of performance during the current year.
(iii) Includes total compensation paid to Ursula Burns in respect of her roles as Chairman of the VEON Ltd. board of directors through March 26, 2018, Executive Chairman and Chairman of the VEON Ltd. board of directors from March 27, 2018 to December 11, 2018, and as newly appointed Group CEO and Chairman of the VEON Ltd. board of directors from December 12, 2018.
(iv) Jean-Yves Charlier stepped down from the role of Group CEO on March 27, 2018.
(v)Andrew Davies stepped down from the role of Group CFO, and Trond Westlie commenced duties as newly appointed Group CFO on November 9, 2017.

Schedule of compensation paid to supervisory board members
The awards launched under the LTI Plan are detailed below.

Tranche	Grant date	Performance period	KPIs based on	Other information
2015 Tranche	March 2016	January 1, 2015 to June 30, 2018 (42 months)	TSR evolution compared to peer companies in the markets in which VEON operates	The Compensation Committee regularly reviews the peer group to ensure that its composition is still appropriate.
2016 Tranche	October 2017	January 1, 2016 to June 30, 2019 (42 months)	TSR evolution compared to peer companies in the markets in which VEON operates	The Compensation Committee regularly reviews the peer group to ensure that its composition is still appropriate.
2017 Tranche	October 2017	January 1, 2017 to June 30, 2020 (42 months)	Absolute share price performance target	KPIs designed to create a direct link between management focus and real return to shareholders.
2018 Tranche	July 2018	July 1, 2017 to December 31, 2020 (42 months)	Absolute share price performance target	KPIs designed to create a direct link between management focus and real return to shareholders.
The following table sets forth the total compensation paid to the members of the Board of Directors members in 2018 and 2017 (gross amounts in whole euro and whole US$ equivalents):

	Retainer		Committees		Other compensation		Total
	2018	2017	2018	2017	2018	2017	2018	2017

Guillaume Bacuvier
In whole euro	105,000	—	21,000	—	—	—	126,000	—
US$ equivalent	123,869	—	24,774	—	—	—	148,643	—
Osama Bedier
In whole euro	105,000	—	10,500	—	—	—	115,500	—
US$ equivalent	123,869	—	12,387	—	—	—	136,256	—
Ursula Burns
In whole euro *	—	436,213	—	12,500	—	1,517,500	—	1,966,213
US$ equivalent *	—	491,896	—	14,096	—	1,711,209	—	2,217,201
Stan Chudnovsky
In whole euros	145,833	193,918	—	—	—	—	145,833	193,918
US$ equivalent	172,039	218,672	—	—	—	—	172,039	218,672
Mikhail Fridman
In whole euro	40,000	40,000	—	—	—	—	40,000	40,000
US$ equivalent	47,188	45,106	—	—	—	—	47,188	45,106
Gennady Gazin
In whole euro	250,000	194,048	65,500	55,000	—	4,757	315,500	253,805
US$ equivalent	294,925	218,818	77,270	62,021	—	5,364	372,195	286,203
Andrei Gusev
In whole euro	40,000	40,000	—	—	—	—	40,000	40,000
US$ equivalent	47,188	45,106	—	—	—	—	47,188	45,106
Gunnar Holt
In whole euro	250,000	133,950	50,000	20,833	—	—	300,000	154,783
US$ equivalent	294,925	151,049	58,985	23,492	—	—	353,910	174,541
Sir Julian Horn-Smith
In whole euro	250,000	194,048	10,500	—	—	5,145	260,500	199,193
US$ equivalent	294,925	218,818	12,387	—	—	5,802	307,312	224,620
Nils Katla
In whole euro	—	36,666	—	—	—	—	—	36,666
US$ equivalent	—	41,346	—	—	—	—	—	41,346
Jørn P. Jensen
In whole euro	163,333	195,538	—	30,000	—	—	163,333	225,538
US$ equivalent	192,684	220,498	—	33,829	—	—	192,684	254,327
Robert Jan van de Kraats
In whole euro	105,000	—	12,600	—	—	—	117,600	—
US$ equivalent	123,869	—	14,864	—	—	—	138,733	—
Guy Laurence
In whole euro	250,000	110,619	41,600	20,833	16,250	1,250	307,850	132,702
US$ equivalent	294,925	124,740	49,076	23,492	19,170	1,410	363,171	149,642
Alexander Pertsovsky
In whole euro	40,000	—	—	—	—	—	40,000	—
US$ equivalent	47,188	—	—	—	—	—	47,188	—
Alexey M. Reznikovich
In whole euro	—	40,000	—	—	—	—	—	40,000
US$ equivalent	—	45,106	—	—	—	—	—	45,106
Total (in whole euro)	1,744,166	1,615,000	211,700	139,166	16,250	1,528,652	1,972,116	3,282,818
Total (US$ equivalent)	2,057,594	1,821,155	249,743	156,930	19,170	1,723,785	2,326,507	3,701,870

* Ursula Burns was appointed Group CEO and Chairman of the VEON Ltd. board of directors on December 12, 2018. Accordingly, her total compensation for 2018 has been included in the section “Compensation of Key Senior Managers” above.